Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of Property Plant and Equipment

	Land	Production facilities	Leasehold improvements	Equipment	Construction in progress	Total
Cost
Balance at December 31, 2022	11,964	154,234	70,814	78,922	9,454	325,388
Acquisitions (note 5(a), note 5(b))	8,989	24,002	3,660	17,518	—	54,169
Additions	—	—	2,739	5,609	102	8,450
Transfers from CIP	—	882	—	—	(882)
Dispositions	—	38	(314)	(2,885)	—	(3,161)
Balance at December 31, 2023	20,953	179,156	76,899	99,164	8,674	384,846
Acquisitions (note 5(c), note 5(d))	335	15,635	1,110	5,170	—	22,250
Additions	—	—	800	6,831	983	8,614
Transfers from CIP	—	—	—	983	(983)	—
Transfer to assets held for sale	(11,834)	(143,540)	—	(411)	(6,013)	(161,798)
Dispositions	—	—	(559)	(2,834)	(90)	(3,483)
Balance at December 31, 2024	9,454	51,251	78,250	108,903	2,571	250,429

Accumulated depreciation and impairment
Balance at December 31, 2022	—	132,007	15,369	28,782	5,821	181,979
Depreciation	—	2,526	11,675	15,796	—	29,997
Impairment	—	10,825	1,697	8,924	—	21,446
Dispositions	—	62	(293)	(1,261)	—	(1,492)
Balance at December 31, 2023	—	145,420	28,448	52,241	5,821	231,930
Depreciation	—	1,351	10,222	11,174	—	22,747
Impairment (recovery)	—	—	15	(111)	—	(96)
Transfer to assets held for sale	—	(141,811)	—	(165)	(5,821)	(147,797)
Dispositions	—	—	(559)	(1,606)	—	(2,165)
Balance at December 31, 2024	—	4,960	38,126	61,533	—	104,619

Net book value
Balance at December 31, 2023	20,953	33,736	48,451	46,923	2,853	152,916
Balance at December 31, 2024	9,454	46,291	40,124	47,370	2,571	145,810

Schedule of net impairment losses reversals of proprty ,plant and equipment

For the year ended December 31, 2024, the Company recorded the following net impairment losses (reversals) of property, plant and equipment:

	Reporting Segment
Three months ended	Liquor retail	Cannabis retail	Total
March 31, 2024	(766)	772	6
June 30, 2024	224	(215)	9
September 30, 2024	(1,050)	886	(164)
December 31, 2024	—	—	—
	(1,592)	1,443	(149)

For the year ended December 31, 2023, the Company recorded the following net impairment losses (reversals) of property, plant and equipment:

	Reporting Segment
Three months ended	Liquor retail	Cannabis retail	Total
March 31, 2023	—	—	—
June 30, 2023	—	458	458
September 30, 2023	429	6	435
December 31, 2023	—	1,942	1,942
	429	2,406	2,835